Prudential Jennison Small Company Fund, Inc.
655 Broad Street

Newark, New Jersey 07102

November 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential Jennison Small Company Fund, Inc.
Registration Numbers 002-68723 and 811-03084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 23, 2016.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan Shain
Jonathan Shain
Assistant Secretary